Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash	$ 4,170,897
Total assets measured at fair value	4,170,897
Liabilities
Warrant liability	1,151,838
Total liabilities measured at fair value	1,151,838
Fair Value, Inputs, Level 1 [Member]
Assets
Cash	4,170,897
Total assets measured at fair value	4,170,897
Liabilities
Warrant liability	1,151,838
Total liabilities measured at fair value	1,151,838
Fair Value, Inputs, Level 2 [Member]
Assets
Cash
Total assets measured at fair value
Liabilities
Warrant liability
Total liabilities measured at fair value
Fair Value, Inputs, Level 3 [Member]
Assets
Cash
Liabilities
Warrant liability
Total liabilities measured at fair value